UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH  31, 2013
                                               --------------------

Check here if Amendment [ ]; Amendment Number:______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ulysses Management LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020


Form 13F File Number:  28-14306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  President
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

    Joshua Nash                    New York, New York         May 15, 2013
-------------------                ------------------         -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          -----------
Form 13F Information Table Entry Total:     87
                                          -----------
Form 13F Information Table Value Total:     652,462
                                          -----------
                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                 ULYSSES MANAGEMENT LLC
                                                                    S.E.C. FORM 13F
                                                         FOR QUARTER ENDED MARCH  31, 2013

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:       ITEM 5:              (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair        Shares or             as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market      Principal                 in    (c) Shared   See
Name of Issuer   Class    Number       Value        Amount      (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101     201,350      1,620                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101     920,119      7,403              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CLICKSOFTWARE
TECHNOLOGIES       ORD   M25082104     160,800     20,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CLICKSOFTWARE
TECHNOLOGIES       ORD   M25082104     884,400    110,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AV HOMES INC       COM   00234P102     682,696     51,215              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN           COM
INTL GROUP         NEW   026874784   4,002,342    103,100                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN           COM
INTL GROUP         NEW   026874784  21,812,958    561,900              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER           SPONSORED
BUSCH CO.          ADR   03524A108   2,837,175     28,500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER           SPONSORED
BUSCH CO.          ADR   03524A108  12,593,075    126,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
APPLE
COMPUTER INC       COM   037833100     398,394        900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
APPLE
COMPUTER INC       COM   037833100   2,434,630      5,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BOSTON
PRIVATE FINCL      COM   101119105      78,694      7,965                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
BOSTON
PRIVATE FINCL      COM   101119105     460,408     46,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP      CL A  111320107     332,918      9,600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP      CL A  111320107   1,921,217     55,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC  COM   17275R102      45,969      2,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC  COM   17275R102     267,456     12,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
CITIGROUP INC      NEW   172967424   2,871,176     64,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
CITIGROUP INC      NEW   172967424  15,709,624    355,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300     566,674      9,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300   2,938,526     50,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST
CORP. CL A         CL A  20030N101     281,266      6,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST
CORP. CL A         CL A  20030N101   1,397,934     33,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   *W EXP
WTS COMERICA       11/14/2018
EXP 11/14/18             200340115     858,015     82,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   *W EXP
WTS COMERICA       11/14/2018
EXP 11/14/18             200340115   4,316,985    417,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS      COM   268648102     174,397      7,300                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS      COM   268648102     511,246     21,400   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS      COM   268648102      86,004      3,600   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS      COM   268648102   1,020,103     42,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EBAY               COM   278642103     694,016     12,800   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EBAY               COM   278642103     119,284      2,200   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
EXPEDIA INC.       NEW   30212P303   2,391,598     39,850                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
EXPEDIA INC.       NEW   30212P303   9,665,416    161,050              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
HUDSON
VALLEY HLDG CO     COM   444172100     816,740     54,778                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
HUDSON
VALLEY HLDG CO     COM   444172100   4,401,760    295,222              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
IAC                PAR
INTERACTIVECORP    $.001 44919P508   1,461,036     32,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
IAC                PAR
INTERACTIVECORP    $.001 44919P508   8,591,964    192,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL INC   COM   45867G101   1,129,780     23,601                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL INC   COM   45867G101   6,146,508    128,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERMOUNTAIN      COM
CMNTY BANCORP      NEW   45881M308     349,046     27,248                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERMOUNTAIN      COM
CMNTY BANCORP      NEW   45881M308   1,764,603    137,752              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTL
BUSINESS MACHIN    COM   459200101   4,735,260     22,200   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTL
BUSINESS MACHIN    COM   459200101     810,540      3,800   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   RUSSELL
ISHARSRUT2000      2000  464287655  50,057,343    530,100    PUT       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   RUSSELL
ISHARSRUT2000      2000  464287655   8,489,257     89,900    PUT                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COM   478160104   2,682,337     32,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COM   478160104  11,585,413    142,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ELI LILLY          COM   532457108   2,424,933     42,700   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ELI LILLY          COM   532457108     414,567      7,300   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
METRO PCS COMM.    COM   591708102     795,700     73,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
METRO PCS COMM.    COM   591708102   4,338,200    398,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104   3,998,979    139,800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104  16,267,664    568,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
MOVE INC           NEW   62458M207   2,162,149    180,933                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
MOVE INC           NEW   62458M207  11,476,780    960,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
NORTH              COM
VALLEY BANCORP     NEW   66304M204     834,998     47,175                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
NORTH              COM
VALLEY BANCORP     NEW   66304M204   2,992,468    169,066              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105     164,883      5,100                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105     966,667     29,900              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL      COM   693475105     292,600      4,400                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL      COM   693475105   1,702,400     25,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC        COM   713448108     118,665      1,500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC        COM   713448108     672,435      8,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
PROCTOR GAMBLE     COM   742718109      92,472      1,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PROCTOR GAMBLE     COM   742718109     485,478      6,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC       COM   747525103   1,144,674     17,100   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC       COM   747525103     194,126      2,900   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ROVI CORP          COM   779376102     265,484     12,400                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ROVI CORP          COM   779376102   1,447,316     67,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR               TR
S&P 500 ETF TR     UNIT  78462F103 257,831,819  1,645,700    PUT       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR               TR
S&P 500 ETF TR     UNIT  78462F103  43,757,931    279,300    PUT                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   GOLD
SPDR GOLD TRUST    SHS   78463V107  42,262,992    273,600   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   GOLD
SPDR GOLD TRUST    SHS   78463V107   7,167,408     46,400   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304   4,461,170    101,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304  23,542,610    533,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108     315,904     12,800    PUT       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108      54,296      2,200    PUT                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108      54,296      2,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108     315,904     12,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
UNI-PIXEL INC      NEW   904572203     110,340      3,600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   COM
UNI-PIXEL INC      NEW   904572203     655,910     21,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
                   SPONS
VODAFONE           ADR
GROUP PLC          NEW   92857W209   3,231,920    113,800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
                   SPONS
VODAFONE           ADR
GROUP PLC          NEW   92857W209  15,682,480    552,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
VOCUS INC          COM   92858J108     125,935      8,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
VOCUS INC          COM   92858J108     723,065     51,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UNION      COM   959802109     329,376     21,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UNION      COM   959802109   1,926,624    128,100              X                                       X
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